Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Fee and commission income:
Current accounts	£ 322	£ 315
Credit and debit card fees	460	478
Commercial banking and treasury fees	80	150
Private banking and asset management	37	49
Factoring	53	39
Other	241	259
Total fee and commission income	1,193	1,290
Fee and commission expense	(531)	(538)
Net fee and commission income	£ 662	£ 752